SHARE BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Outstanding at beginning of period (in shares)	4,250,988	6,379,785	7,271,905
Granted (in shares)	711,592	0	1,403,211
Exercised (in shares)	(571,989)	(914,908)	(1,393,798)
Forfeited (in shares)	(347,690)	(1,213,889)	(901,533)
Outstanding at end of period (in shares)	4,042,901	4,250,988	6,379,785	7,271,905
Options vested and exercisable (in shares)	3,120,363
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 7.2	$ 11.6	$ 7.4
Granted (in dollars per share)	14.8	0	27.2
Exercised (in dollars per share)	4.3	4.6	1.1
Forfeited (in dollars per share)	21.7	25.6	18.0
Outstanding, ending balance (in dollars per share)	7.5	$ 7.2	$ 11.6	$ 7.4
Options vested and exercisable (dollars per share)	$ 5.3
Weighted Average Remaining Contractual Term (Years)
Options outstanding	6 years 8 months 12 days	7 years 2 months 12 days	8 years 3 months 18 days	8 years 10 months 24 days
Options vested and exercisable	6 years
Aggregate Intrinsic Value (000’s)
Options outstanding, aggregate intrinsic value	$ 7,335	$ 43,940	$ 19,895	$ 184,841
Options vested and exercisable	$ 13,281
Options to restricted shares
Number of Options
Outstanding at beginning of period (in shares)	20,046,080	20,217,940	20,430,614
Granted (in shares)	0	0	138,818
Exercised (in shares)	(14,858)	(10,332)	0
Forfeited (in shares)	(82,814)	(161,528)	(351,492)
Outstanding at end of period (in shares)	19,948,408	20,046,080	20,217,940	20,430,614
Options vested and exercisable (in shares)	16,537,080
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 19.44	$ 19.68	$ 19.92
Granted (in dollars per share)	0	0	25.80
Exercised (in dollars per share)	12.24	15.36	0
Forfeited (in dollars per share)	39.50	36.12	37.68
Outstanding, ending balance (in dollars per share)	19.35	$ 19.44	$ 19.68	$ 19.92
Options vested and exercisable (dollars per share)	$ 19.25
Weighted Average Remaining Contractual Term (Years)
Options outstanding		7 years 2 months 12 days	8 years 2 months 12 days	9 years 3 months 18 days
Options vested and exercisable	6 years 2 months 12 days
Aggregate Intrinsic Value (000’s)
Options outstanding, aggregate intrinsic value		$ 0	$ 0	$ 1,526
Options vested and exercisable	$ 0